Schedule I - Condensed Financial Information of Dryships Inc. - Balance Sheets Parentheticals (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	424,762,244	424,762,094
Common stock shares outstanding	424,762,244	424,762,094
Treasury Stock Par Value Per Share	$ 0.01	$ 0.01
Treasury stock, shares	11,000,000	1,000,000
Series A Preferred Stock [Member]
Preferred stock shares authorized	100,000,000	100,000,000
Issuance of preferred stock, shares	0	0
Preferred stock shares outstanding	0	0
Dryships Inc.
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	500,000,000
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	1,000,000,000
Common stock shares issued	424,762,224	424,762,094
Common stock shares outstanding	424,762,224	424,762,094
Treasury Stock Par Value Per Share	$ 0.01	$ 0.01
Treasury stock, shares	11,000,000	1,000,000
Dryships Inc. | Series A Preferred Stock [Member]
Preferred stock shares authorized	100,000,000	100,000,000
Issuance of preferred stock, shares	0	0
Preferred stock shares outstanding	0	0